Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of composition of trade accounts receivables
(a)	Composition
	2021	2020
Trade accounts receivables	233,623	229,800
Related parties - note 20	1,016	2,411
Impairment of trade accounts receivables	(3,465)	(3,179)
	231,174	229,032

Schedule of changes in impairment of trade accounts receivables

(b)	Changes in impairment of trade accounts receivables
	2021	2020
Balance at the beginning of the year	(3,179)	(2,337)
Additions	(1,586)	(2,643)
Reversals	1,206	1,288
Foreign exchange gains	94	513
Balance at the end of the year	(3,465)	(3,179)

Schedule of analysis of trade accounts receivables by currency
(c)	Analysis by currency
	2021	2020
USD	196,316	186,420
BRL	34,464	41,601
Other	394	1,011
	231,174	229,032

Schedule of aging of trade accounts receivables

(d)	Aging of trade accounts receivables
	2021	2020
Current	222,083	222,670
Up to 3 months past due	9,201	6,728
From 3 to 6 months past due	51	102
Over 6 months past due	3,304	2,711
	234,639	232,211
Impairment	(3,465)	(3,179)
	231,174	229,032